Note 4 - Property and Equipment: Property, Plant and Equipment (Tables)	11 Months Ended
Jul. 31, 2013
Tables/Schedules
Property, Plant and Equipment

Property and Equipment consisted of the following at February 28, 2013 and August 31, 2012	February 28, 2013	August 31, 2012
Computer and equipment & truck	$ 135,489	$ 135,489
Less: Accumulated depreciation/amortization	(59,572)	(42,922)
Property and equipment, net	$ 75,917	$ 92,567